Nature of Business (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting

Basis of Accounting

The consolidated financial statements are unaudited and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). However, they do not include all of the information and footnotes required by GAAP for complete financial statements. These interim consolidated financial statements, in the opinion of the Company’s management, reflect all normal recurring adjustments necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods ended March 31, 2019 and 2018. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2018, and the notes thereto, which are included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (the “SEC”) on March 22, 2019.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, ProChon and Histogenics Securities Corporation. All significant intercompany accounts and transactions are eliminated in consolidation.

Basis of Accounting

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Histogenics Corporation and its wholly-owned subsidiaries, ProChon and Histogenics Securities Corporation. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes. The most significant estimates in the Company’s consolidated financial statements relate to the valuation of equity awards, warrant liability, recoverability of deferred tax assets, estimated useful lives of fixed assets. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company evaluates its estimates and assumptions on an ongoing basis. The Company recorded in 2018 a loss on impairment of fixed assets. See Note 5 Property and Equipment. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Foreign Currency Translation

Foreign Currency Translation

The Company’s consolidated financial statements are prepared in U.S. dollars. The Company’s foreign subsidiary uses the U.S. dollar as its functional and reporting currency, as management determined that the U.S. dollar is the primary currency of the economic environment in which the subsidiary operates. When transactions are required to be paid in the local currency of the foreign subsidiary, any resulting foreign currency transaction gain or loss is recorded as a component of “Other income (expense), net” in the consolidated statements of operations.

Segment and Geographic Information

Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) or decision-making group in making decisions regarding resource allocation and assessing performance. The Company operates in two geographic regions: the United States (Massachusetts) and Israel (Tel Aviv) and views its operations as two operating segments: Histogenics Corporation (United States) and ProChon (Israel) as the CODM reviews separate discrete financial information in making decisions regarding resource allocations and assessing performance. Operating segments that have similar economic characteristics can be aggregated. As the nature of the products, customers, and methods to distribute products are the same and the nature of the regulatory environment, the production processes and historical and estimated future margins are similar, the two operating segments have been aggregated into one reporting segment as they have similar economic characteristics.

Fair Value Measurements

Fair Value Measurements

The carrying amounts reported in the Company’s consolidated financial statements for cash and cash equivalents, accounts payable, and accrued liabilities approximate their respective fair values because of the short-term nature of these accounts.

Fair value is defined as the price that would be received if selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as assets held for sale and certain other assets. These nonrecurring fair value adjustments typically involve the application of lower-of-cost-or-market accounting or write-downs of individual assets.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company’s financial assets are classified within the fair value hierarchy based on the lowest level of inputs that is significant to the fair value measurement. The three levels of the fair value hierarchy, and their applicability to the Company’s financial assets, are described below.

Level 1 : Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2 : Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3 : Pricing inputs are unobservable for the assets. Level 3 assets include private investments that are supported by little or no market activity. Level 3 valuations are for instruments that are not traded in active markets or are subject to transfer restrictions and may be adjusted to reflect illiquidity and/or non-transferability, with such adjustment generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

An adjustment to the pricing method used within either Level 1 or Level 2 inputs could generate a fair value measurement that effectively falls in a lower level in the hierarchy. The Company had no material re-measurements of fair value with respect to financial assets and liabilities, during the periods presented, other than those assets and liabilities that are measured at fair value on a recurring basis. At March 31, 2019, the only assets or liabilities classified as Level 3 were the outstanding warrants issued in connection with the private placement transaction which closed on September 29, 2016. At December 31, 2018 the Company’s only assets or liabilities classified as level 3 were the warrants issued in connection with the September 2016 private placement and the October 2018 underwritten public offering. Transfers are calculated using values as of the transfer date. There were no transfers between Levels 1, 2 and 3 during the three months ended March 31, 2019 and the twelve months ended December 31, 2018.

The fair value of the warrants issued in connection with the September 2016 private placement was determined using a Monte Carlo simulation model. This model incorporated several assumptions at each valuation date including: the price of the Company’s common stock on the date of valuation, the historical volatility of the price of the Company’s common stock, the remaining contractual term of the warrant and estimates of the probability of a fundamental transaction occurring. The fair value of the warrants issued in connection with the October 2018 underwritten public offering was determined using the Black Scholes model. See Note 6, Capital Stock, for further discussion of the private placement and underwritten public offering.

The Company’s financial instruments as of March 31, 2019 and December 31, 2018 consisted primarily of cash and cash equivalents and warrant liability. As of March 31, 2019, and December 31, 2018, the Company’s financial assets recognized at fair value consisted of the following:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
March 31, 2019
Assets:
Cash Equivalents
Money market funds	$4,747	$4,747	$—	$—

Liabilities:
Warrant liability	$10	$—	$—	$10

December 31, 2018
Assets:
Cash Equivalents
Money market funds	$9,711	$9,711	$—	$—

Liabilities:
Warrant liability	$2,512	$—	$—	$2,512

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

March 31, 2019
(in thousands)
Beginning balance, December 31, 2018	$2,512
Exercise of warrants	(1,095)
Change in fair value of warrant liability	(1,407)

Ending balance	$10

Fair Value Measurements

The carrying amounts reported in the Company’s consolidated financial statements for cash and cash equivalents, accounts payable, equipment loan, and accrued liabilities approximate their respective fair values because of the short-term nature of these accounts.

Fair value is defined as the price that would be received if selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Fair value should be based on the assumptions that market participants would use when pricing an asset or liability and is based on a fair value hierarchy that prioritizes the information used to develop those assumptions. Fair value measurements should be disclosed separately by level within the fair value hierarchy. For assets and liabilities recorded at fair value, it is the Company’s policy to maximize the use of observable inputs (quoted prices in active markets) and minimize the use of unobservable inputs (Company assumptions) when developing fair value measurements, in accordance with established fair value hierarchy.

Fair value measurements for assets and liabilities where there exists limited or no observable market data are based primarily upon estimates, and often are calculated based on the economic and competitive environment, the characteristics of the asset or liability and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there may be inherent weaknesses in any valuation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as assets held for sale and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company’s financial assets are classified within the fair value hierarchy based on the lowest level of inputs that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company’s financial assets, are described below.

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2: Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3: Pricing inputs are unobservable for the assets, that is, inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the assets. Level 3 includes private investments that are supported by little or no market activity.

Level 3 valuations are for instruments that are not traded in active markets or are subject to transfer restrictions and may be adjusted to reflect illiquidity and/or non-transferability, with such adjustment generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

An adjustment to the pricing method used within either Level 1 or Level 2 inputs could generate a fair value measurement that effectively falls in a lower level in the hierarchy. The Company had no assets or liabilities classified as Level 1 or Level 2 as of December 31, 2018 and 2017 other than the money market fund described in the “Cash and Cash Equivalents” section and the asset-backed securities in the “Marketable securities” section below. There were no material re-measurements of fair value with respect to financial assets and liabilities, during the periods presented, other than those assets and liabilities that are measured at fair value on a recurring basis. The Company’s only assets or liabilities classified as level 3 are the warrants issued in connection with the September 2016 private placement and the October 2018 underwritten public offering. There were no transfers between Levels 1, 2 and 3 during the twelve months ended December 31, 2018 and 2017.

The fair value of the warrants issued in connection with the September 2016 private placement was determined using a Monte Carlo simulation model. This model incorporated several assumptions at each valuation date including: the price of the Company’s common stock on the date of valuation, the historical volatility of the price of the Company’s common stock, the remaining contractual term of the warrant and estimates of the probability of a fundamental transaction occurring. The fair value of the warrants issued in connection with the October 2018 underwritten public offering was determined using the Black Scholes model. See Note 8, Capital Stock, for further discussion of the private placement and underwritten public offering.

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
December 31, 2018
Assets:
Cash Equivalents
Money market funds	9,711	9,711	—	—
Liabilities:
Warrant liability	2,512	—	—	2,512
December 31, 2017
Assets:
Cash Equivalents
Money market funds	5,547	5,547	—	—
Marketable securities:
Asset-backed securities	900	—	900	—
Liabilities:
Warrant liability	14,679	—	—	14,679

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

As of December 31, 2018
(in thousands)
Beginning balance, January 1, 2018	$14,679
Issuance of warrants	8,434
Change in fair value of warrant liability	(20,601)

Ending balance	$2,512

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid securities with original maturities of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents are comprised of funds in money market accounts. In addition, the Company has recorded restricted cash of $0.1 million as of March 31, 2019 and December 31, 2018. Restricted cash consists of a security deposit related to a lease obligation.

Cash and Cash Equivalents

Cash and cash equivalents include cash in readily available checking and savings accounts and money market funds. The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Marketable Securities

Marketable Securities

The Company classifies marketable securities with a remaining maturity when purchased of greater than three months as available for sale. The Company considers all available for sale securities, including those with maturity dates beyond 12 months, as available to support current operational liquidity needs and therefore classifies all securities including those with maturity dates beyond 90 days at the date of purchase as current assets within the consolidated balance sheets. Available for sale securities are maintained by the Company’s investment managers and may consist of commercial paper, high-grade corporate notes, U.S. Treasury securities, U.S. government agency securities, and certificates of deposit. Available for sale securities are carried at fair value with the unrealized gains and losses included in other comprehensive income (loss) as a component of stockholders’ equity (deficit) until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income and/or expense over the life of the instrument. Realized gains and losses are determined using the specific identification method and are included in other income (expense).

If any adjustment to fair value reflects a decline in value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other-than-temporary” and, if so, marks the investment to market through a charge to the Company’s consolidated statement of operations and comprehensive loss.

The Company did not hold any available for sale securities prior to the first quarter of 2017. The amortized cost of available for sale securities is adjusted for amortization of premiums and accretion of discounts to maturity. At December 31, 2018, the balance in the Company’s accumulated other comprehensive loss was composed solely of activity related to the Company’s available for sale marketable securities.

The aggregate fair value of available for sale securities held by the Company for less than twelve months as of December 31, 2017 was $0.9 million which matured in 2018. The Company did not hold any available for sale securities and there were no sales of such during the year ended December 31, 2018. The Company determined that there was no material change in the credit risk of any of its investments. As a result, the Company determined it did not hold any investments with any other-than-temporary impairment as of December 31, 2017. The weighted average maturity of the Company’s portfolio was less than one month at December 31, 2017.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. The Company has no financial instruments with off-balance sheet risk of loss.

Property and Equipment

Property and Equipment

Property and equipment are recorded at historical cost. Costs for capital assets not yet placed into service are capitalized as construction in progress, and are depreciated in accordance with the below guidelines once placed into service. Maintenance and repair costs are expensed as incurred. Costs which materially improve or extend the lives of existing assets are capitalized. The Company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Category	Estimated Useful Lives
Office equipment	3 to 5 years
Laboratory equipment	3 to 5 years
Leasehold improvements	Shorter of the remaining lease term or useful life

Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recorded in the consolidated statements of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment and identifiable intangible assets. When impairment indicators exist, the Company’s management evaluates long-lived assets for potential impairment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. In 2018 a triggering event caused an impairment of the Company’s property and equipment. The triggering event related to the Company’s announcement that the NeoCart program was discontinued and the subsequent 73% reduction in stock price. An impairment loss of $4.3 million was recognized in earnings. See Note 5 Property and Equipment.

Restricted Cash

Restricted Cash

Restricted cash represents cash held in a depository account at a financial institution to collateralize a conditional stand-by letter of credit related to the Company’s Lexington, Massachusetts facility lease agreement. Restricted cash is reported as non-current unless the restrictions are expected to be released in the next twelve months.

Deferred Rent

Deferred Rent

Deferred rent consists of the difference between cash payments and the recognition of rent expense on a straight-line basis for the facilities the Company occupies. The Company’s leases for its Waltham, Massachusetts and Lexington, Massachusetts facilities provide for fixed increases in minimum annual rental payments. The total amount of rental payments due over each lease term is being charged to rent expense ratably over the life of each lease, respectively.

Financial Instruments Indexed to and Potentially Settled in the Company's Common Stock

Financial Instruments Indexed to and Potentially Settled in the Company’s Common Stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company’s financial statements. The Company considers a number of generally accepted accounting principles under U.S. GAAP to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Probability Weighted Expected Return Method (“PWERM”), Option Pricing Model (“OM”) or other appropriate methods to determine the fair value of its derivative financial instruments, such as the warrant liability. For financial instruments indexed to and potentially settled in the Company’s common stock that are determined to be classified as liabilities on the consolidated balance sheet, changes in fair value are recorded as a gain or loss in the Company’s consolidated statement of operations with the corresponding amount recorded as an adjustment to the liability on its consolidated balance sheet.

Revenue Recognition

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued a new standard related to revenue recognition, Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. This new accounting standard will replace most current U.S. GAAP guidance on this topic and eliminate most industry-specific guidance. It provides a unified model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. Entities may adopt the new standard either retrospectively to all periods presented in the financial statements (the full retrospective method) or as a cumulative-effect adjustment as of the date of adoption (modified retrospective method) in the year of adoption without applying to comparative years’ financial statements. Further, in August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, to defer the effective adoption date by one year to December 15, 2017 for annual reporting periods beginning after that date and permitted early adoption of the standard, but not before fiscal years beginning after the original effective date of December 15, 2016. The Company elected to early adopt the guidance in 2017 using the modified retrospective method. There was no cumulative impact due to the adoption of this standard.

Revenue is recognized when, or as, performance obligations are satisfied, which occurs when control of the promised products or services is transferred to customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or services to a customer (“transaction price”). To the extent that the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing the most likely amount method. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation. The Company currently generates revenue primarily through collaborative research, development and commercialization agreements. The terms of these agreements may contain multiple promises which may include: (i) licenses to the Company’s technology; (ii) services related to the transfer and update of know-how; and (iii) manufacturing supply services. Payments to the Company under these arrangements typically include one or more of the following: non-refundable upfront license fees; milestone payments; royalties on future product sales; and fees for manufacturing supply services. None of the Company’s contracts as of March 31, 2019 contained a significant financing component.

The Company assesses the promises to determine if they are distinct performance obligations. Once the performance obligations are determined, the transaction price is allocated based on a relative standalone selling price basis. Milestone payments and royalties are typically considered variable consideration at the outset of the contract and are recognized in the transaction price either upon occurrence or when the constraint of a probable reversal is no longer applicable.

Collaboration Revenue

While no revenue has been recognized as of March 31, 2018, the Company has collaboration and license agreements with strategic partners for the development and commercialization of product candidates. The collaboration and license agreements are within the scope of Accounting Standards Codification (ASC 606) Revenue from Contracts with Customers.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under the agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for the arrangement, the Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. The Company uses key assumptions to determine the stand-alone selling price, which may include market conditions, reimbursement rates for personnel costs, development timelines and probabilities of regulatory success.

Licenses of intellectual property: If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, up-front fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, up-front fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Manufacturing Supply Services: If the promise to supply products for clinical and/or commercial development are determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from the fees allocated to the supply when or as the supply is transferred to the customer, generally upon delivery to the customer. If the promise to supply products for clinical and/or commercial development are not determined to be distinct from the other performance obligations identified in the arrangement, the Company utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue , including amounts from non-refundable, up-front fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments: At the inception of each arrangement that includes developmental and regulatory milestone payments, the Company evaluates whether the achievement of each milestone specifically relates to the Company’s efforts to satisfy a performance obligation or transfer a distinct good or service within a performance obligation. If the achievement of a milestone is considered a direct result of the Company’s efforts to satisfy a performance obligation or transfer a distinct good or service and the receipt of the payment is based upon the achievement of the milestone, the associated milestone value is allocated to that distinct good or service and revenue is recognized in the period in which the milestone is achieved. If the milestone payment is not specifically related to the Company’s effort to satisfy a performance obligation or transfer a distinct good or service, the Company evaluates the milestone to determine whether the milestone is considered probable of being reached and estimates the amount to be included in the transaction price using either the most likely amount or the expected value method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price to be allocated. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall allocation. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration and other revenues and earnings in the period of adjustment.

Royalties: For arrangements that include sales-based or usage-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company will recognize revenue at the later of: (i) when the related sales occur; or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued a new standard related to revenue recognition, Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. This new accounting standard replaced most current U.S. GAAP guidance on this topic and eliminated most industry-specific guidance. It provides a unified model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. Entities may adopt the new standard either retrospectively to all periods presented in the financial statements (the full retrospective method) or as a cumulative-effect adjustment as of the date of adoption (modified retrospective method) in the year of adoption without applying to comparative years’ financial statements. Further, in August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, to defer the effective adoption date by one year to December 15, 2017 for annual reporting periods beginning after that date and permitted early adoption of the standard, but not before fiscal years beginning after the original effective date of December 15, 2016. The Company elected to early adopt the guidance in 2017 using the modified retrospective method.

Revenue is recognized when, or as, performance obligations are satisfied, which occurs when control of the promised products or services is transferred to customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or services to a customer (“transaction price”). To the extent that the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing the most likely amount method. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation. The Company’s revenues are generated primarily through collaborative research, development and commercialization agreements. The terms of these agreements may contain multiple promises which may include: (i) licenses to the Company’s technology; (ii) services related to the transfer and update of know-how; and (iii) manufacturing supply services. Payments to the Company under these arrangements typically include one or more of the following: non-refundable upfront license fees; milestone payments; royalties on future product sales; and fees for manufacturing supply services. None of the Company’s contracts as of December 31, 2018 contained a significant financing component.

The Company assesses the promises to determine if they are distinct performance obligations. Once the performance obligations are determined, the transaction price is allocated based on a relative standalone selling price basis. Milestone payments and royalties are typically considered variable consideration at the outset of the contract and are recognized in the transaction price either upon occurrence or when the constraint of a probable reversal is no longer applicable.

Collaboration Revenue

While no revenue has been recognized as of December 31, 2018, the Company has collaboration and license agreements with strategic partners for the development and commercialization of product candidates. The collaboration and license agreements are within the scope of Accounting Standards Codification (ASC 606) Revenue from Contracts with Customers.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under the agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for the arrangement, the Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. The Company uses key assumptions to determine the stand-alone selling price, which may include market conditions, reimbursement rates for personnel costs, development timelines and probabilities of regulatory success.

Licenses of intellectual property: If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, up-front fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, up-front fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Manufacturing Supply Services: If the promise to supply products for clinical and/or commercial development are determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from the fees allocated to the supply when or as the supply is transferred to the customer, generally upon delivery to the customer. If the promise to supply products for clinical and/or commercial development are not determined to be distinct from the other performance obligations identified in the arrangement, the Company utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue, including amounts from non-refundable, up-front fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments: At the inception of each arrangement that includes developmental and regulatory milestone payments, the Company evaluates whether the achievement of each milestone specifically relates to the Company’s efforts to satisfy a performance obligation or transfer a distinct good or service within a performance obligation. If the achievement of a milestone is considered a direct result of the Company’s efforts to satisfy a performance obligation or transfer a distinct good or service and the receipt of the payment is based upon the achievement of the milestone, the associated milestone value is allocated to that distinct good or service and revenue is recognized in the period in which the milestone is achieved. If the milestone payment is not specifically related to the Company’s effort to satisfy a performance obligation or transfer a distinct good or service, the Company evaluates the milestone to determine whether the milestone is considered probable of being reached and estimates the amount to be included in the transaction price using either the most likely amount or the expected value method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price to be allocated. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall allocation. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration and other revenues and earnings in the period of adjustment.

Royalties: For arrangements that include sales-based or usage-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company will recognize revenue at the later of: (i) when the related sales occur; or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

License and Collaboration Arrangements

License and Collaboration Arrangements

MEDINET Co., Ltd.

In December 2017, the Company entered into a License and Commercialization Agreement (the “License Agreement”) with MEDINET Co., Ltd. (“MEDINET”) to grant MEDINET a license under certain patents, patent applications, know-how, and technology to develop and commercialize certain therapeutic products to replace or repair damaged, worn, or defective cartilage in humans and non-human animals.

In exchange for the license, MEDINET agreed to pay the Company an upfront cash payment of $10.0 million which the Company received in January 2018. As of March 31, 2019, the contract with MEDINET was wholly unperformed and all revenue under the License Agreement has been deferred and has not been recognized. As of March 31, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $10.0 million. Because the License Agreement was not terminated as of March 31, 2019, the authoritative accounting literature requires that the $10.0 million of deferred revenue remain a liability on the Company’s balance sheet. The Company anticipates that MEDINET will terminate the License Agreement in 2019 resulting in the recognition of the $10 million of deferred revenue in the period of termination.

MEDINET also agreed to pay the Company tiered royalties, at percentages ranging from the low single digits to low double digits, of net sales of MEDINET products governed by the License Agreement. Over the life of the License Agreement, the Company is eligible to receive up to ¥330 million ($2.9 million as of March 31, 2019) in development milestone payments, $1.0 million and ¥720 million ($7.4 million as of March 31, 2019) in regulatory payments and up to an aggregate of ¥7,300 million ($64.1 million as of March 31, 2019) for the achievement of certain commercial milestones related to the sales of MEDINET products governed by the License Agreement.

As a condition of the License Agreement, the Company agreed to supply NeoCart for MEDINET’s planned Phase 3 clinical trial in Japan. The Company assessed its promised goods and services under the License Agreement to determine if they are distinct. Due to the unique nature of the clinical manufacturing services to be provided by the Company, there are currently no other third-party vendors from which MEDINET can obtain such supply. The Company expected to be the only vendor capable of providing the manufacturing services for a period of at least one to two years, which is approximately the estimated length of time for the Japanese clinical trial period. After this point, if the Company were to transfer to a third-party its technology and know-how related to the manufacturing services, the third-party vendor would be capable of providing the commercial manufacturing services, and therefore MEDINET would be able to choose whether to utilize the Company for such services or another vendor. The Company determined that MEDINET’s option to obtain commercial manufacturing services does not represent a material right, as the fees charged to MEDINET by the Company are expected to approximate the fair market value for manufacturing services. As noted, with the assistance of the Company, third-party vendors could have the capability to perform commercial manufacturing services by this time, and the Company expects the contract value to approximate the market price. Due to MEDINET’s limitations in obtaining the clinical manufacturing services from a third-party, as well as MEDINET’s limited ability to obtain the benefits of the licensed intellectual property without the clinical manufacturing services, the licensed intellectual property and clinical manufacturing services are determined to be a combined performance obligation. Based on this assessment, the Company determined that the promised goods and services do not have standalone value and are highly interrelated. Accordingly, the promised goods and services represent one performance obligation.

Based on the assessment of the combined performance obligation, the Company determined that the predominant promise in the arrangement is the transfer of the license and associated manufacturing know-how expected to occur over the length of the clinical trial. The Company determined that MEDINET will be simultaneously receiving and consuming the benefits of the Company’s performance related to the supply of the clinical trial. Therefore, the revenue associated with the combined performance obligation will be recognized over time.

In determining the correct measure of progress to use when recognizing revenue over time, the Company assessed whether an input- or output- based measure of progress would be appropriate. The Company determined that an output-based measure of progress would be appropriate to use when recognizing revenue associated with the combined performance obligation and intended to recognize revenue under the License Agreement as the clinical manufacturing services were performed.

Revenue was to be recognized using the output method over the length of the clinical trial enrollment, as the clinical manufacturing services were delivered, over the estimated service period. Upon the conclusion of the clinical manufacturing period, the Company would have expected other third-party vendors to have the capabilities to provide similar services. At this point, the license would effectively become a distinct performance obligation, with no remaining undelivered obligations. Therefore, the Company determined that the up-front payment associated with the licensed intellectual property should be fully recognized by the conclusion of the clinical manufacturing service period.

At contract inception, the Company determined that the $10.0 million non-refundable upfront amount constituted the entirety of the consideration to be included in the transaction price as the development, regulatory, and commercial milestones represent variable consideration and were fully constrained. As part of its evaluation of the constraint, the Company considered numerous factors, including that receipt of the milestones is outside the control of the Company and contingent upon success in future clinical trials and the licensees’ efforts. Any consideration related to sales-based milestones (including royalties) will be recognized when the related sales occur. The Company re-evaluates the transaction price in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company also determined that consideration associated with the clinical trials, which are payable by MEDINET on per-patient basis represent variable consideration, will be included in the transaction price upon occurrence, or once the associated clinical manufacturing service(s) for the patient are concluded.

The Company incurred cost of $0.9 million related to the License Agreement with MEDINET. $0.8 million was recorded as an asset that was to be expensed proportionally over the performance service period. However, given the Company’s decision to discontinue the development of NeoCart and terminate its manufacturing operations, the Company concluded that the asset was impaired and a decision was made to write down the value of this asset to $0 in the first quarter of 2019. This impairment resulted in a charge to the income statement of $0.8 million.

License and Collaboration Arrangements

MEDINET Co., Ltd.

In December 2017 the Company entered into the License and Commercialization Agreement (the “License Agreement”) with MEDINET Co., Ltd. (“MEDINET”) to grant MEDINET a license under certain patents, patent applications, know-how, and technology to develop and commercialize certain therapeutic products to replace or repair damaged, worn, or defective cartilage.

In exchange for the license, MEDINET agreed to pay the Company an non-refundable upfront cash payment of $10.0 million which was received in January 2018. As of December 31, 2018, the contract with MEDINET was wholly unperformed. MEDINET also agreed to pay the Company tiered royalties, at percentages ranging from the low single digits to low double digits, of net sales of MEDINET products governed by the License Agreement. The Company is eligible to receive up to ¥330 million ($3.0 million as of December 31, 2018) in development milestone payments, $1.0 million and ¥720 million ($6.5 million as of December 31, 2018) in regulatory payments and up to an aggregate of ¥7,100 million ($64.3 million as of December 31, 2018) for the achievement of certain commercial milestones related to the sales of MEDINET products governed by the License Agreement.

The Company assessed the promised goods and services to determine if they are distinct. Due to the unique nature of the clinical manufacturing services, there are no third-party vendors from which MEDINET can obtain such services from currently. The Company expects to be the only vendor capable of providing the commercial manufacturing services for a period of at least one to two years, which is approximately the estimated length of the clinical trial period in Japan. After this point, if the Company were to transfer to a third-party its technology and know-how related to the commercial manufacturing services that third-party vendor would be capable of providing the commercial manufacturing services, and therefore MEDINET would be able to choose whether to utilize the Company or another vendor for such services. The Company determined that the option to obtain to commercial manufacturing services does not represent a material right, as the fees charged to MEDINET by the Company are expected to approximate the fair market value for manufacturing services. As noted, with the assistance of the Company, third-party vendors could have the capability to perform such services by this time, and the Company expects the contract value to approximate the market price. Due to MEDINET’s limitations in obtaining the clinical manufacturing services from a third-party, as well as MEDINET’s limited ability to obtain the benefits of the licensed intellectual property without the clinical manufacturing services, the licensed intellectual property and clinical manufacturing services are determined to be a combined performance obligation. Based on this assessment, the Company determined that the promised goods and services do not have standalone value and are highly interrelated. Accordingly, the promised goods and services represent one performance obligation.

Based on the assessment of the combined performance obligation, the Company determined that the predominant promise in the arrangement is the transfer of the license and associated knowhow which are expected to occur over the length of the clinical trial. The Company determined that MEDINET will be simultaneously receiving and consuming the benefits of the Company’s performance of the clinical trial. Therefore, the revenue associated with the combined performance obligation will be recognized over time.

In determining the correct measure of progress to use when recognizing revenue over time, the Company assessed whether an input or output based measure of progress would be appropriate. The Company determined that an output based measure of progress would be appropriate to use when recognizing revenue associated with the combined performance obligation. The Company will recognize revenue based on the clinical manufacturing services completed to date. At the outset of the clinical trial in Japan to be conducted by MEDINET, the Company will have quantifiable estimates of total clinical candidates, and therefore, of total estimated performance. The Company will recognize revenue based on performance completed to date, as evidenced by the estimated number of clinical trial enrollees. The Company expects to provide the clinical manufacturing services to MEDINET over an estimated period of two years. Therefore, the estimated two-year clinical manufacturing period is the appropriate timing of revenue recognition for the combined performance obligation. Revenue will be recognized using the output method, as the clinical manufacturing services are delivered, over the estimated two-year year proportional performance service period. Upon the conclusion of the clinical manufacturing period, the Company expects other third-party vendors to have the capabilities to provide similar services. At this point, the license would effectively become a distinct performance obligation, with no remaining undelivered obligations. Therefore, the Company determined that the up-front payment associated with the licensed intellectual property should be fully recognized by the conclusion of the clinical manufacturing service period. Upon conclusion of the clinical manufacturing service period, the Company will have no remaining performance obligations, and MEDINET will be able to obtain commercial manufacturing services from other vendors.

At contract inception, the Company determined that the $10.0 million non-refundable upfront amount constituted the entirety of the consideration to be included in the transaction price as the development, regulatory, and commercial milestones represent variable consideration and were fully constrained. As part of its evaluation of the constraint, the Company considered numerous factors, including that receipt of the milestones is outside the control of the Company and contingent upon success in future clinical trials and the licensees’ efforts. Any consideration related to sales-based milestones (including royalties) will be recognized when the related sales occur. The Company will re-evaluate the transaction price in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company also determined that consideration associated with the clinical trials, which are payable by MEDINET on per-patient basis represent variable consideration, will be included in the transaction price upon occurrence, or once the associated clinical manufacturing service(s) for the patient are concluded.

The upfront transaction price of $10.0 million will be recognized over a period of approximately two-years, commencing at the start of the clinical trial which, in management’s judgement represents the Company’s best estimate of the period of performance for satisfying the performance obligation of supply of clinical trial materials and transfer of license to MEDINET. Management has included $10.0 as non-current based on the feedback from the FDA and subsequent suspension of the NeoCart program. MEDINET relies on Company’s NeoCart product to supply clinical trial patients. MEDINET has suspended development of its clinical trial. Management will reevaluate that estimate at each reporting period. Revenue is being recognized using the output method, as the clinical manufacturing services are delivered, over the estimated two year proportional performance clinical manufacturing period.

Transaction Price Allocated to Future Performance Obligations

Remaining performance obligations represents the transaction price of contracts for which work has not been performed (or has been partially performed) and excludes unexercised contract options. As of December 31, 2018, the aggregate amount of the transaction price allocated to the remaining performance obligations was $10.0 million. The contract with MEDINET is wholly unperformed, and the Company recognized no revenue associated with the agreement during the years ended December 31, 2018 and 2017, respectively.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense as incurred. These costs include, but are not limited to: license fees related to the acquisition of in-licensed products; employee-related expenses, including salaries, benefits and travel; expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies; the cost of acquiring, developing and manufacturing clinical trial materials; facilities, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities; insurance and other supplies; and costs associated with preclinical activities and regulatory operations.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to the Company by its vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as prepaid or accrued research and development expense.

Collaboration Arrangements

Costs reimbursed to a collaborator for work that it performs are recorded as research and development expenses. These reimbursements can include payments for work performed, or a milestone for which a payment is due, the reimbursements or development milestone achievement are recorded as research and development expense.

In September 2014, the Company entered into a collaboration agreement with Intrexon Corporation (“Intrexon”) for the development and commercialization of allogeneic cell therapeutics for the treatment or repair of damaged articular hyaline cartilage in humans, utilizing Intrexon’s proprietary technology (the “Collaboration Agreement”). Under the terms of the Collaboration Agreement, the Company is responsible for the costs of development and commercialization, with some exceptions. This agreement was terminated in December 2018. In connection with the Mutual Termination Agreement, in lieu of payment of the Accrued Expenses, the Company agreed to pay Intrexon an aggregate of up to $1.5 million, with $0.375 million paid at the time of entering into the Mutual Termination Agreement and $1.125 million payable within one year following any submission of a BLA to the FDA for NeoCart. We adjusted the accrued expenses to reflect $1.125 million balance as of December 31, 2018 and gain on extinguishment of liability of $1.5 million.

License Agreements		License Agreements Costs associated with licenses of technology are expensed as incurred and are included in research and development expenses.
Patent Costs		Patent Costs Costs related to filing and pursuing patent applications are recorded as general and administrative expense as incurred since the recoverability of such expenditures is uncertain.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock options and restricted stock based on their grant date fair value and recognizes compensation expense on a straight-line basis over their vesting period. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model, with the exception of stock options that include a market condition, and restricted stock based on the fair value of the underlying common stock as of the date of grant or the value of the services provided, whichever is more readily determinable. The Company, in conjunction with adoption of ASU 2016-09- Stock Compensation: Improvements to Employee Share-Based Payment Accounting has elected to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from its estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. To the extent that actual forfeitures differ from the Company’s estimates, the differences are recorded as a cumulative adjustment in the period the estimates were revised. Stock-based compensation expense is classified as research and development or general and administrative based on the grantee’s respective compensation classification.

For stock option grants with vesting triggered by the achievement of performance-based milestones, the expense is recorded over the remaining service period after the point when the achievement of the milestone is probable or the performance condition has been achieved. For stock option grants with both performance-based milestones and market conditions, expense is recorded over the derived service period after the point when the achievement of the performance-based milestone is probable or the performance condition has been achieved. For stock option grants with market conditions, the expense is calculated using the Monte Carlo model based on the grant date fair value of the option and is recorded on a straight line basis over the requisite service period, which represents the derived service period and accelerated when the market condition is satisfied. The Company did not issue awards with market conditions during the three months ended March 31, 2019. The Company accounts for stock options and restricted stock awards to non-employees using the fair value approach. Stock options and restricted stock awards to non-employees are subject to periodic revaluation over their vesting terms.

Stock-Based Compensation

The Company accounts for grants of stock options and restricted stock based on their grant date fair value and recognizes compensation expense over their vesting period. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the fair value of the underlying common stock as determined by management or the value of the services provided, whichever is more readily determinable.

Stock-based compensation expense represents the cost of the grant date fair value of employee stock option grants recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis, net of estimated forfeitures. The expense is adjusted for actual forfeitures at year end. Stock-based compensation expense recognized in the consolidated financial statements is based on awards that are ultimately expected to vest.

For stock option grants with performance-based milestones, the expense is recorded over the remaining service period after the point when the achievement of the milestone is probable or the performance condition has been achieved. For stock option grants with both performance-based milestones and market conditions, expense is recorded over the derived service period after the point when the achievement of the performance-based milestone is probable or the performance condition has been achieved. The Company did not issue performance-based awards in 2018 or 2017.

The Company accounts for stock options and restricted stock awards to non-employees using the fair value approach. Stock options and restricted stock awards to non-employees are subject to periodic revaluation over their vesting terms.

On October 1, 2018, the Compensation Committee of the Board of Directors approved a repricing (the “Repricing”) of 3,807,779 stock options (the “Options”) granted prior to September 1, 2018 pursuant to the 2013 Equity Incentive Plan and the 2012 Equity Incentive Plan to executive officers, employees and consultants of the Company. The Options had exercise prices between $0.75628 and $9.97 per share, which were reduced to $0.568 per share (the closing price of the Company’s common stock on The Nasdaq Capital Market on October 1, 2018). The number of shares, vesting schedules and expiration period of the Options were not altered. The impact to the Company’s financial statements in 2018 was immaterial.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future, in excess of its net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability.

Loss per Common Share

Loss per Common Share

Loss per common share is calculated using the two-class method, which is an earnings allocation formula that determines loss per share for the holders of the Company’s common shares and participating securities. All series of preferred stock contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Earnings available to common stockholders and participating convertible redeemable preferred shares are allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities include a contractual obligation to share in losses of the Company and are included in the calculation of net loss per share in the periods that have a net loss.

Diluted earnings per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates earnings first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted loss gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, convertible redeemable preferred stock and the potential issuance of stock upon the conversion of the Company’s convertible notes. Common stock equivalent shares are excluded from the computation of diluted loss per share if their effect is antidilutive.

Warrant Accounting

Warrant Accounting

As noted in Note 6, Capital Stock, the Company classifies a warrant to purchase shares of its common stock as a liability on its consolidated balance sheet if the warrant is a free-standing financial instrument that may require the Company to transfer consideration upon exercise. Each warrant of this type is initially recorded at fair value on date of grant using the Monte Carlo simulation model net of issuance costs, and is subsequently re-measured to fair value at each subsequent balance sheet date. Changes in fair value of the warrant are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrant.

Warrant Accounting

As noted in Note 9, the Company classifies warrants to purchase shares of its common stock as a liability on its consolidated balance sheet if the warrant is a free-standing financial instrument that may require the Company to transfer consideration upon exercise. Each warrant of this type is initially recorded at fair value on date of grant using a Monte Carlo simulation or Black Scholes model and net of issuance costs, and is subsequently re-measured to fair value at each subsequent balance sheet date. Changes in fair value of the warrants are recognized as a component of other income (expense), net in the consolidated statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants.

In the first quarter of 2019 the Company reduced the exercise price of all but 508,714 warrants issued in connection with the 2016 private placement and all of the warrants issued in connection with the October 2018 underwritten public offering. Refer to Note 15, Subsequent Events for further details on the amendments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. The amendments in this update provide guidance on whether certain transactions between collaborative arrangement participants should be accounted for with revenue under Topic 606. The guidance also provides more comparability in the presentation of revenue for certain transactions between collaborative arrangement participants. For public business entities, the amendments in this update are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted, including adoption in any interim period, for public business entities for periods for which financial statements have not yet been issued. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify the disclosure requirements on fair value measurements based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this Update. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements and related disclosures.

In August 2018, the SEC adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that are redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expand the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This final rule is effective for the Company for all filings made on or after November 5, 2018. The SEC staff clarified that the first presentation of the changes in shareholders’ equity may be included in the first Form 10-Q for the quarter that begins after the effective date of the amendments. The adoption of the final rule did not have a material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting. This update is to simplify the aspects of accounting for nonemployee share-based payment transactions for acquiring goods or services from nonemployees. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within that year. The Company has concluded that this guidance has no material impact on the Company’s consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. The amendments in this update provide guidance on whether certain transactions between collaborative arrangement participants should be accounted for with revenue under Topic 606. The guidance also provides more comparability in the presentation of revenue for certain transactions between collaborative arrangement participants. For public business entities, the amendments in this update are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted, including adoption in any interim period, for public business entities for periods for which financial statements have not yet been issued. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify the disclosure requirements on fair value measurements based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this Update. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statements and related disclosures.

In August 2018, the SEC adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that are redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expand the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This final rule is effective for the Company for all filings made on or after November 5, 2018. The SEC staff clarified that the first presentation of the changes in shareholders’ equity may be included in the first Form 10-Q for the quarter that begins after the effective date of the amendments. The adoption of the final rule did not have a material impact on the Company’s consolidated financial statements. In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting. This update is to simplify the aspects of accounting for nonemployee share-based payment transactions for acquiring goods or services from nonemployees. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within that year. The Company has concluded that this guidance has no material impact on the Company’s consolidated financial statements and related disclosures.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260): Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (PART I) Accounting for certain financial instruments with down round features. This update addresses the complexity of accounting for certain financial instruments with down round features. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company has concluded that this guidance has no impact on the presentation of its results of operations, financial position and disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. This standard provides guidance on changes to the terms or conditions of a share-based payment award that requires an entity to apply modification accounting. The guidance is effective prospectively for annual periods beginning after December 15, 2017, and for interim periods and annual periods thereafter. The Company has concluded that this guidance has a immaterial no impact on the presentation of its results of operations, financial position and disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (“ASU 2016-18”). The amendments in this update require that amounts generally described as restricted cash and restricted cash equivalents be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 was effective January 1, 2018. As a result of adopting ASU 2016-18, the Company includes its restricted cash balance in the cash and cash equivalents reconciliation of operating, investing and financing activities. The following table provides a reconciliation of cash, cash equivalents, and restricted cash within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	As of December 31,
	2018	2017
	(in thousands)
Cash and cash equivalents	$15,542	$7,081
Restricted cash	137	137

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$15,679	$7,218

In February 2016, the FASB issued ASU No. 2016-02- Leases (Topic 842). This standard requires companies to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leased assets. ASU 2016-02 will be effective for the Company in the first quarter of 2019, with early adoption permitted. The Company estimates that it will recognize approximately $8 million to $10 million of right-of-use assets and corresponding lease liabilities on the balance sheet upon adoption. However, the population of contracts subject to balance sheet recognition and their initial measurement remains under evaluation; and the final impact on the balance sheet will depend on the lease portfolio as the time of adoption. The Company does not expect that adoption will have a material impact on its results of operations or statement of cash flows.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“Topic 606”), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. In the fourth quarter of 2017, the Company early adopted ASC 606 and this standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. The Company had only one revenue arrangement as of the adoption date. Topic 606 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. Topic 606 provides a five-step model for determining revenue recognition for arrangements that are within the scope of the standard: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. For a complete discussion of accounting for revenues, see Note 1, Summary of Significant Accounting Policies—Revenue Recognition

Recently Adopted Accounting Standards - Leases

Recently Adopted Accounting Standards - Leases

The Company adopted Financial Accounting Standards Board Accounting Standards Update No. 2016-02, Leases (Topic 842) on January 1, 2019, using the alternative modified transition method, which requires a cumulative-effect adjustment, if any, to the opening balance of retained earnings to be recognized on the date of adoption with no restatement of prior periods not restated. There was no cumulative-effect adjustment recorded on January 1, 2019. Please see Note 5 – Commitments and Contingencies for a description of the Company’s Leases and related impact on the financial statements.

The Company elected the following practical expedients when assessing the transition impact of the new standard from both the lessee and lessor perspective and did not: (i) reassess whether any expired or existing contracts as of January 1, 2019, are or contain leases; (ii) reassess the lease classification for any expired or existing leases as of January 1, 2019; (iii) reassess initial direct costs for any existing leases as of January 1, 2019; and (iv) reassess whether land easements meet the definition of a lease. The primary impact was the balance sheet recognition of right-of-use (“ROU”) assets which is included in Other assets and lease liabilities for operating leases as a lessee.